Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease obligations
2019	$207,943
2020	187,876
2021	58,723
2022	61,423
2023	64,285
Thereafter	231,790
Total	$812,040